Property, Plant and Equipment	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment - Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	As of March 31,
	2024	2025	2025
	(RMB)	(RMB)	(US$)
Cost
Construction in progress	255,113,837	287,877,212	$40,104,373
Plant and buildings	217,248,236	226,754,681	31,589,351
Machinery and equipment	255,507,522	182,259,864	25,390,748
Electronic equipment	10,335,481	10,727,340	1,494,433
Motor vehicles	3,081,506	1,909,049	265,951
Office equipment and furniture	42,870,071	21,215,986	2,955,614
Leasehold improvements	4,862,781	2,392,153	333,253
Total Cost	789,019,434	733,136,285	102,133,723
Less: accumulated depreciation	(205,542,536)	(191,704,086)	(26,706,429)
Less: asset impairment	(110,128,892)	(127,930,754)	(17,822,122)
Property, plant and equipment	473,348,006	413,501,445	$57,605,172

In fiscal 2014, based on an evaluation of the Company’s related production plan and the conditions of its property, plant and equipment, the Company recorded an asset impairment for approximately RMB29.9 million on those property, plant and equipment that could no longer be used for production.

In fiscal 2024, based on an evaluation of the Company’s production facilities for PIKA recombinant protein COVID-19 vaccine, the Company recorded an asset impairment of approximately RMB80.2 million on the related property, plant and equipment that could no longer be used for other vaccine production.

In fiscal 2025, based on an evaluation of the Company’s production facilities for PIKA recombinant protein COVID-19 vaccine, the Company recorded an asset impairment of approximately RMB17.8 million on the related property, plant and equipment that could no longer be used for other vaccine production.